MERGER (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Summary of Common Stock Outstanding Immediately after Merger
The following table presents the total DTIC Common Stock outstanding immediately after the closing of the Merger:

Exchange of ROC common stock not subject to possible redemption for DTIC Common Stock upon Merger	3,403,500
Conversion of ROC Public Rights into shares of DTIC Common Stock	2,070,000
Conversion of ROC Private Rights into shares of DTIC Common Stock	79,600
Exchange of ROC common stock subject to possible redemption that was not redeemed for DTIC Common Stock	158,621

Subtotal - Merger, net of redemptions	5,711,721

Issuance of DTIC Common Stock in connection with PIPE Financing	2,970,296

Exchange of DTIH common stock outstanding as of December 31, 2022 for DTIC Common Stock	11,951,137

Exchange of DTIH redeemable convertible preferred stock outstanding as of December 31, 2022 for DTIC Common Stock	6,719,641

Issuance of shares as stock-based compensation to former DTIH stockholders as part of transaction services agreement upon the Merger	337,429

Issuance of DTIC Common Stock to former holders of DTIH redeemable convertible preferred stock in connection with Exchange Agreements	2,042,181

Net exercise of stock options by DTIH stockholder	36,163

Total - DTIC Common Stock outstanding as a result of Merger, PIPE Financing, DTIH for DTIC share exchanges, transaction services agreement, Exchange Agreements, and exercise of stock options	29,768,568